                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0578
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                                                  per response: 20.0
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4915

                          DNP Select Income Fund Inc.
               (Exact name of registrant as specified in charter)

             55 East Monroe Street, Chicago, Illinois       60603
             (Address of principal executive offices)    (Zip code)

Nathan I. Partain                                 John R. Sagan
DNP Select Income Fund Inc.                       Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street                             190 South LaSalle Street
Chicago, Illinois 60603                           Chicago, Illinois 60603

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                                March 31, 2005

COMMON STOCKS--92.8%

                                                                 Market
                                                                 Value
   Shares    Company                                            (Note 1)
   --------- -------                                         ---------------

             [_] ELECTRIC--56.7%

   1,201,000 Ameren Corp.................................... $    58,861,010
   1,710,244 Cinergy Corp...................................      69,299,087
     800,000 Consolidated Edison Inc........................      33,744,000
   1,163,650 Dominion Resources Inc.........................      86,610,470
   1,000,000 DTE Energy Co..................................      45,480,000
   1,100,000 Energy East Corp...............................      28,842,000
   1,750,000 Exelon Corp....................................      80,307,500
   1,700,000 FirstEnergy Corp...............................      71,315,000
   1,965,000 FPL Group Inc..................................      78,894,750
   1,080,000 Iberdrola S.A. (Spain).........................      28,325,089
     215,000 National Grid Transco PLC ADR..................      10,051,250
     770,000 National Grid Transco PLC (United Kingdom).....       7,133,092
   1,200,000 NiSource Inc...................................      27,348,000
   1,118,600 NSTAR..........................................      60,739,980
   1,000,000 OGE Energy Corp................................      26,950,000
     990,000 Pinnacle West Capital Corp.....................      42,084,900
     600,000 PPL Corp.......................................      32,394,000
   1,375,000 Progress Energy Inc............................      57,681,250
   1,000,000 Scottish & Southern Energy ADR.................      16,656,900
     850,000 Scottish & Southern Energy PLC (United Kingdom)      14,174,349
     368,700 Scottish Power PLC ADR.........................      11,503,440
   2,000,000 Southern Co....................................      63,660,000
   1,500,000 Vectren Corp...................................      39,960,000
     581,000 WPS Resources Corp.............................      30,746,520
   2,999,304 Xcel Energy Inc................................      51,528,043
                                                             ---------------
                                                               1,074,290,630

             [_] GAS--9.1%

   1,076,000 AGL Resources Inc..............................      37,584,680
   1,000,000 Atmos Energy Corp..............................      27,000,000
   1,000,000 Keyspan Corp...................................      38,970,000

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                            Market
                                                            Value
         Shares    Company                                 (Note 1)
         --------- -------                              ---------------
           900,000 Peoples Energy Corp................. $    37,728,000
         1,000,000 WGL Holdings Inc....................      30,960,000
                                                        ---------------
                                                            172,242,680

                   [_] TELECOMMUNICATION--16.7%

         1,600,000 BCE Inc.............................      39,984,000
           246,114 Belgacom S.A........................      10,203,599
           565,000 BT Group PLC ADR....................      22,001,100
         1,529,200 BellSouth Corp......................      40,202,668
         1,250,000 Chunghwa Telecom Co. Ltd............      26,487,500
         2,000,000 Citizens Communications Co..........      25,880,000
         1,392,230 SBC Communications, Inc.............      32,981,929
           700,000 TDC A/S.............................      14,693,000
           856,250 Telecom Corp of New Zealand Ltd. ADR      29,686,187
         1,068,400 Telstra Corp. Ltd. ADR..............      21,026,112
         1,519,000 Verizon Communications Inc..........      53,924,500
                                                        ---------------
                                                            317,070,595

                   [_] NON-UTILITY--10.3%

            48,704 Alexandria Real Estate Equities Inc.       3,135,564
            60,158 AMB Property Corp...................       2,273,972
           242,322 Archstone Smith Trust...............       8,265,604
            63,414 Arden Realty Inc....................       2,146,564
            15,111 AvalonBay Communities Inc...........       1,010,775
           158,338 Boston Properties Inc...............       9,536,698
            64,913 Camden Property Trust...............       3,052,858
            71,743 CBL & Associates Properties Inc.....       5,130,342
           272,600 CenterPoint Properties Trust........      11,176,600
           249,869 Corporate Office Properties Trust...       6,616,531
           217,639 Developers Diversified Realty Corp..       8,651,150
            69,404 Equity Office Properties Trust......       2,091,143
           236,780 Equity Residential..................       7,626,684
            51,194 Essex Property Trust Inc............       3,537,505
            42,800 Extra Space Storage Inc.............         577,800
           290,312 General Growth Properties Inc.......       9,899,639

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                               Market
                                                               Value
      Shares    Company                                       (Note 1)
      --------- -------                                    ---------------
          5,320 Health Care Property Investors Inc........ $       124,860
         61,220 Health Care REIT Inc......................       1,959,040
         51,016 Healthcare Realty Trust Inc...............       1,859,023
         49,493 Home Properties Inc.......................       1,920,328
         66,018 Hospitality Properties Trust..............       2,665,807
        165,000 Host Marriott Corp........................       2,732,400
         75,274 Kilroy Realty Corp........................       3,079,459
         88,518 Kimco Realty Corp.........................       4,771,120
         91,260 LaSalle Hotel Properties..................       2,651,103
        147,356 The Macerich Co...........................       7,851,128
         40,000 Maguire Properties Inc....................         955,200
        108,227 Pan Pacific Retail Properties Inc.........       6,141,882
        237,632 ProLogis..................................       8,816,147
         74,128 Public Storage, Inc.......................       4,220,848
         88,302 Realty Income Corp........................       2,020,350
        141,335 Reckson Associates Realty Corp............       4,338,985
         99,011 Regency Centers Corp......................       4,715,894
         52,600 Shurgard Storage Centers Inc. Class A.....       2,155,548
        241,021 Simon Property Group Inc..................      14,601,052
        149,051 SL Green Realty Corp......................       8,379,647
        112,720 Starwood Hotels & Resorts Worldwide, Inc..       6,766,582
        152,033 Sunstone Hotel Investors Inc..............       3,261,108
        106,715 United Dominion Realty Trust Inc..........       2,227,142
        143,599 Vornado Realty Trust......................       9,947,103
        102,077 Weingarten Realty Investors...............       3,522,677
                                                           ---------------
                                                               196,413,862
                                                           ---------------
                Total Common Stocks (Cost--$1,530,159,902)   1,760,017,767
                                                           ---------------

      PREFERRED STOCKS--12.9%

                [_] UTILITY--12.9%

        200,000 Alltel Corp. 7 3/4% due 5/17/05...........      10,098,000
        750,000 Ameren Corp. 9 3/4% due 5/15/05...........      20,115,000
      1,200,000 Centurytel Inc. 6 7/8% due 5/15/05........      30,180,000

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                               Market
                                                               Value
     Shares    Company                                        (Note 1)
     --------- -------                                     ---------------
       986,700 DTE Energy Co. 8 3/4% due 8/16/05.......... $    25,062,180
     1,200,000 Great Plains Energy Inc. 8% due 2/16/07....      32,616,000
       412,000 Keyspan Corp. 8 3/4% due 5/16/05...........      20,843,080
       775,000 Oneok Inc. 8 1/2% due 2/16/06..............      29,225,250
       500,000 Sempra Energy 8 1/2% due 5/17/05...........      16,530,000
       172,700 Southern Union Co. 5 3/4% due 8/16/06......      12,879,966
       400,000 TXU Corp. 8 3/4% due 11/16/05..............      14,752,000
       500,000 TXU Corp. 8 1/8% due 5/16/06...............      32,800,000
                                                           ---------------
               Total Preferred Stocks (Cost--$211,563,249)     245,101,476
                                                           ---------------


BONDS--33.8%
                                                      Ratings
                                             --------------------------
                                                               Standard   Market
                                                                 and      Value
Par Value                                      Fitch   Moody's  Poor's   (Note 1)
----------- -                                --------- ------- -------- -----------

            [_] ELECTRIC--11.8%

$18,050,000 Comed Financing II
            8 1/2%, due 1/15/27............. Not Rated  Baa2     BBB    $19,781,248
  7,500,000 Commonwealth Edison Co.
            9 7/8%, due 6/15/20............. A-         A3       A-       7,758,330
 24,000,000 Dominion Resources Capital Trust
            7.83%, due 12/01/27............. BBB        Baa2     BBB-    26,211,672
 14,900,000 El Paso Electric Co.
            8.90%, due 2/01/06.............. Not Rated  Baa2     BBB     15,479,476
  5,000,000 El Paso Electric Co., Series E
            9.40%, due 5/01/11.............. Not Rated  Baa2     BBB      5,440,230
  9,431,000 FPL Group Capital Inc.
            7 5/8%, due 9/15/06............. A-         A2       A-       9,902,069
 17,500,000 Illinois Power Co.
            7 1/2%, due 8/15/09............. BBB        Baa1     A-      19,378,380
 15,825,000 Niagara Mohawk Power Corp.
            8 7/8%, due 5/15/07............. Not Rated  Baa1     A-      17,256,925

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                    Ratings
                                           --------------------------
                                                             Standard
                                                               and     Market Value
Par Value                                    Fitch   Moody's  Poor's     (Note 1)
----------- -                              --------- ------- -------- ---------------
$ 9,000,000 PSEG Power LLC
            8 5/8%, due 4/15/31........... BBB        Baa1     BBB    $    11,987,595
 22,750,000 Puget Capital Trust
            8.231%, due 6/01/27........... Not Rated  Ba1      BB          22,248,226
 12,915,000 Sempra Energy
            7.95%, due 3/1/10............. A          Baa1     BBB+        14,552,841
  9,353,000 Southern California Edison Co.
            8%, due 2/15/07............... BBB+       A3       BBB          9,963,480
 13,000,000 Southern Co. Capital Trust II
            8.14%, due 2/15/27............ Not Rated  Baa1     BBB+        13,825,942
 11,750,000 Virginia Electric & Power Co.
            8 5/8%, due 10/01/24.......... A-         A2       A-          12,240,128
 17,700,000 Virginia Electric & Power Co.
            8 1/4%, due 3/01/25........... A-         A2       A-          18,366,440
                                                                      ---------------
                                                                          224,392,982

            [_] GAS--3.8%

  5,000,000 KN Energy Inc.
            7 1/4%, due 3/01/28........... BBB        Baa2     BBB          5,676,605
  7,000,000 Keyspan Corp.
            7 5/8%, due 11/15/10.......... A-         A3       A            7,998,732
 10,000,000 Northern Border Partners LP
            8 7/8%, due 6/15/10........... BBB+       Baa2     BBB         11,707,650
  6,488,000 Southern Union Co.
            7.60%, due 2/01/24............ BBB        Baa3     BBB          7,656,015
  8,850,000 Southern Union Co.
            8 1/4%, due 11/15/29.......... BBB        Baa3     BBB         11,269,546
 10,000,000 TE Products Pipeline Co.
            7.51%, due 1/15/28............ Not Rated  Baa3     BBB         10,604,110
 15,500,000 Trans-Canada Pipeline
            9 1/8%, due 4/20/06........... Not Rated  A3       BBB+        16,287,291
                                                                      ---------------
                                                                           71,199,949

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                     Ratings
                                              ----------------------
                                                            Standard
                                                              and     Market Value
Par Value                                     Fitch Moody's  Poor's     (Note 1)
----------- -                                 ----- ------- -------- ---------------

            [_] TELECOMMUNICATION--12.3%

$ 6,724,000 Alltel Corp.
            7 1/2% due 3/01/06............... A      A2       A      $     6,948,111
 15,200,000 AT&T Wireless Services Inc.
            7 1/2%, due 5/01/07.............. A      Baa2     A           16,169,942
  5,098,000 BellSouth Corp.
            7 3/4%, due 2/15/10.............. A      A2       A            5,744,839
 22,000,000 British Telecom PLC
            8 3/8%, due 12/15/10............. A      Baa1     A-          25,589,102
 15,000,000 Centurytel Inc.
            8 3/8%, due 10/15/10............. BBB+   Baa2     BBB+        17,030,565
 10,000,000 Centurytel Inc.
            6 7/8%, due 1/15/28.............. BBB+   Baa2     BBB+        10,343,150
  5,645,000 Comcast Cable Communications Inc.
            8 3/8%, due 5/01/07.............. BBB    Baa3     BBB          6,083,566
  7,361,000 Continental Cablevision Inc.
            9.50%, due 8/01/13............... BBB    Baa3     BBB          7,840,253
 10,000,000 France Telecom SA
            7.20%, due 3/01/06............... A-     Baa1     A-          10,311,690
 10,000,000 France Telecom SA
            7 3/4%, due 3/01/11.............. A-     Baa1     A-          11,456,040
 17,625,000 GTE Corp.
            7.90%, due 2/01/27............... A+     A3       A+          18,979,622
  5,000,000 GTE North Inc., Series C
            7 5/8%, due 5/15/26.............. A+     A1       A+           5,296,825
 10,000,000 Koninklijke KPN NV
            8.00%, due 10/01/10.............. BBB+   Baa1     A-          11,434,300
 10,000,000 Sprint Capital Corp.
            8 3/8%, due 3/05/12.............. BBB    Baa3     BBB-        11,702,750
 10,000,000 TCI Communications Inc.
            8 3/4%, due 8/01/15.............. BBB    Baa3     BBB         12,528,090
 11,500,000 Telefonica Europe BV
            7 3/4%, due 9/15/10.............. A      A3       A           13,060,355

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                     Ratings
                                            --------------------------
                                                              Standard
                                                                and     Market Value
Par Value                                     Fitch   Moody's  Poor's     (Note 1)
------------ -                              --------- ------- -------- ---------------
$ 10,500,000 Verizon Global Funding Corp.
             7 3/4%, due 12/01/30.......... A+         A2       A+     $    12,729,381
  20,000,000 Vodaphone Group PLC
             7 3/4%, due 2/15/10........... A          A2       A           22,611,600
   5,000,000 Vodaphone Group PLC
             7 7/8%, due 2/15/30........... A          A2       A            6,402,965
                                                                       ---------------
                                                                           232,263,146

             [_] NON-UTILITY--3.6%

 #25,000,000 Countrywide Home Loans Inc.
             3.133%, Series M, due 6/23/05. A          A3       A           25,002,350
   8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20........... A+         A2       A+          11,743,200
  10,000,000 EOP Operating LP
             7 3/4%, due 11/15/07.......... BBB+       Baa2     BBB+        10,767,290
 #20,000,000 Stanfield Victoria Funding LLC
             2.955%, due 6/01/05........... Not Rated  Aaa      AAA         20,002,340
                                                                       ---------------
                                                                            67,515,180
                                                                       ---------------
             Total Bonds (Cost--$593,683,542).........................     595,371,257
                                                                       ---------------

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                                                           Market
Par Value/                                                                                 Value
Shares                                                                                    (Note 1)
------------                                                                          ----------------

U.S. TREASURY OBLIGATION--0.1%

$  2,000,000 U.S. Treasury Bond
             10 3/4%, due 8/15/05.................................................... $      2,058,752
                                                                                      ----------------
             Total U.S. Treasury Obligation (Cost--$2,394,375).......................        2,058,752
                                                                                      ----------------

MONEY MARKET INSTRUMENTS--25.0%

    # 39,103 AIM STIC Liquid Assets Portfolio........................................           39,103
 #50,000,000 Bear Stearns Inc. Master Note
             3.025%, due 4/01/05.....................................................       50,000,000
 #15,000,000 Chesham Finance LLC
             2.90%, due 4/01/05......................................................       15,000,000
 #25,000,000 Chesham Finance LLC
             2.805%, due 8/31/05.....................................................       25,000,000
 #10,000,000 Credit Suisse First Boston LLC Repurchase Agreement
             2.925%, dated 3/31/05, due 4/01/05, with a repurchase price of
             $10,000,813 and collateralized by
             $3,097,439 Continental Airlines Inc. 7 7/8% ABS due 7/02/18;
             $160,075 Continental Airlines Inc. 6.795% ABS due 8/02/18;
             $1,237,697 Continental Airlines Inc. 8.307% ABS due 4/02/18;
             $3,448,323 RAMP 2002-RS1 MII3 5.05% ABS due 1/25/32;
             $1,178,017 RASC 2001-KS2 MI3 7.798% ABS due 6/25/31;
             and $1,081,257 RASC 2001-KS3 MI3 7.01% ABS due 9/25/31..................       10,000,000
 #50,000,000 Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement
             2.925%, dated 3/31/05, due 4/01/05, with a repurchase price of
             $50,004,063 and collateralized by
             $24,613,865 Bank One Capital IV 4.41% Floating Rate Note due 9/01/30 and
             $26,386,305 Credit Suisse First Boston Inc. 5 3/4% Fixed Rate Note due
             4/15/07.................................................................       50,000,000
 #50,000,000 Goldman Sachs & Co. Repurchase Agreement,
             2.945%, dated 3/31/05, due 4/01/05, with a repurchase price of
             $50,004,090 and collateralized by
             $51,000,001 MLMT 2004-KEY2 A4 4.864% CMO due 8/12/39....................       50,000,000

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                                                  Market
Par Value/                                                                        Value
Shares                                                                           (Note 1)
-------------                                                                ----------------
#$ 50,000,000 Greenwich Capital Markets Inc. Repurchase Agreement,
              2.955%, dated 3/31/05, due 4/01/05, with a repurchase price of
              $50,004,104 and collateralized by
              $24,346,351 ARSI 2004-W11 M4 3.70% ABS due 11/25/34;
              $6,020,459 FFML 2005-FF1 M1 3.34% ABS due 12/25/34;
              $4,633,069 MARM 2005-1 B1 5.206% CMO due 3/25/35;
              $5,032,626 SAIL 2003-BC2 M1 3.77% ABS due 4/25/33;
              $7,981,291 SAIL 2004-7 M2 3.60% CMO due 8/25/34;
              $2,965,274 TMST 2003-4 M1 3 1/2% CMO due 9/25/43;
              and $24,305 WAMU 2004-AR3 B1 4.191% CMO due 6/25/34........... $     50,000,000
  #18,481,701 Janus Institutional Cash Reserves Fund........................       18,481,701
  #10,000,000 Lehman Brothers Inc. Repurchase Agreement,
              2.925%, dated 3/31/05, due 4/01/05, with a repurchase price of
              $10,00,813 and collateralized by
              $567,641 Continental Airlines Inc. 7.707% ABS due 4/02/21;
              $784,205 Continental Airlines Inc. 6.703% ABS due 6/15/21;
              $5,787 LBUBS 2002-C4 A1 3.268% CMO due 9/15/26;
              $3,861,536 LABMH 2001-B M1 6.63% ABS due 3/15/28;
              $4,080,969 MSAC 2004-HE2 B3 6.35% ABS due 3/25/34;
              and $898,856 PHMS 1993-23 A9 6 1/2% CMO due 7/25/08...........       10,000,000

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                                                  Market
Par Value/                                                                        Value
Shares                                                                           (Note 1)
-------------                                                                ----------------
#$ 50,000,000 Merrill Lynch Government Securities Inc. Repurchase Agreement,
              2.955%, dated 3/31/05, due 4/01/05, with a repurchase price of
              $50,004,104 and collateralized by
              $2,149,576 ARMT 2004-5 CB4 5.063% CMO due 4/25/35;
              $1,927,937 BSCMS 2004-PWR6 G 5.476% 144A CMO due 11/11/41;
              $5,016,514 CWL 2005-1 MV7 4.10% ABS due 7/25/35;
              $2,903,783 CGCMT 2004-C2 F 5.211% 144A CMO due 10/15/41;
              $2,500,989 FMIC 2005-1 M7 4.10% ABS due 3/25/35;
              $2,537,902 HEAT 2004-8 B3 5.95% ABS due 3/25/35;
              $3,010,695 HEAT 2005-1 B2 5.10% ABS due 5/25/35;
              $3,985,597 IXIS 2005-HE1 B2 4.18% ABS due due 6/25/35;
              $687,586 IMM 2004-4 2B 5.35% CMO due 9/25/34;
              $4,173,007 INDX 2005-AR4 B3 4.55% CMO due 3/25/35;
              $5,007,311 JPMCC 2004-CB9 F 5.473% 144A CMO due 6/12/41;
              $2,044,478 LBMLT 2004-4 M11 5.85% ABS due 10/25/34;
              $80,785 MSC 1998-HF1 E 7.025% CMO due 3/15/30;
              $3,339,986 MSC 2004-IQ7 E 5.434% 144A CMO due 6/15/38;
              $4,431,377 MSM 2004-11AR 1B3 4.75% CMO due 1/25/35;
              $500,313 RAMP 2004-RZ3 MII4 4.70% ABS due 9/25/34;
              $1,171,230 SARM 2004-18 B7 5.60% CMO due 12/25/34;
              $2,196,689 SASC 2005-S1 M8 4.80% CMO due 3/25/35; and
              $4,836,301 SAMI 2004-AR6 B3 4.35% CMO due 2/19/35............. $     50,000,000
  #46,000,000 Morgan Stanley & Co., Inc. Repurchase Agreement,
              2.925%, dated 3/31/05, due 4/01/05, with a repurchase price of
              $46,003,738 and collateralized by
              $5,224,589 AQNIM 2003-N9A NOTE 7.385% 144A ABS due 10/25/33;
              $1,319,766 ARNIM 2003-N5 A 6.65% 144A ABS due 2/25/34;
              $2,399,292 ARNIM 2004-WN8 B 6.00% 144A ABS due 7/25/34;
              $88,004 BSCMS 2004-BA5A A1 2.94% 144A CMO due 9/15/19;
              $28,404,840 COMT 2000-3 C 7.90% 144A ABS due 10/15/10;
              $1,319,971 ABSN 2004-HE2 A1 6.75% 144A ABS due 4/25/34;
              $4,368,908 LBMLT 2002-2 M4A 5.10% CMO due 7/25/32;
              $896,427 MSAC 2001-WF1 B1 5.20% ABS due 9/25/31;
              and $2,898,204 SHARP 2003-6HEN N 7.25% 144A ABS due 11/25/33..       46,000,000

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005

                                                                                             Market
Par Value/                                                                                   Value
Shares                                                                                      (Note 1)
------------------                                                                      ----------------
#$ 50,000,000        Nomura Securities International Inc. Repurchase Agreement,
                     2.925%, dated 3/31/05, due 4/01/05, with a repurchase price of
                     $50,004,063 and collateralized by
                     $2,463,018 CWHL 2003-J3 1A2 4.60% CMO due 5/25/33;
                     $2,114,146 CCMSC 1997-1 C 7.37% CMO due 6/19/29;
                     $4,117,158 CMAT 1999-C1 B 7.23% CMO due 1/17/32;
                     $4,237,988 GSMPS 2004-4 1AS 3.484% 144A CMO due 6/25/34;
                     $4,047,703 RAST 2003-A7 A3 0.65% CMO due 7/25/33;
                     $1,932,911 LBUBS 2000-C5 A1 6.41% CMO due 12/15/19;
                     $1,314,997 MASTR 2003-7 4A36 4.25% CMO due 9/25/33;
                     $2,755,785 MASTR 2003-7 4A46 4.70% CMO due 9/25/33;
                     $2,286,860 MSSTR 2003-1 3A3 5.25% CMO due 2/25/33;
                     $3,095,843 RALI 2002-QS19 A3 5.15% CMO due 12/25/32;
                     $2,236,555 RALI 2003-QS15 A5 5 1/2% CMO due 8/25/33;
                     $4,292,423 RFMSI 2003-S12 1A2 6.00% CMO due 12/25/32;
                     $4,524,289 RFMSI 2003-S19 A11 4.15% CMO due 10/25/33;
                     $2,597,419 RFMSI 2004-S9 1A2 4.35% CMO due 12/25/34;
                     $2,627,848 SBM7 2003-UP2 PO2 0.00% CMO due 6/25/33;
                     $2,555,919 SASC 2003-8 2A13 4.65% CMO due 4/25/33;
                     and $3,699,138 WAMU 2003-S4 2A4 5 1/2% CMO due 6/25/33............ $     50,000,000
   #5,000,000        Pitney Bowes Inc.
                     2.85%, due 4/01/05................................................        5,000,000
  #25,000,000        Sigma Finance Inc.
                     2.88%, due 5/03/05................................................       25,000,000
  #20,000,000        Tango Finance Corp.
                     2.805%, due 5/06/05...............................................       20,000,000
                                                                                        ----------------
                     Total Money Market Instruments (Amortized Cost--$474,520,804).....      474,520,804
                                                                                        ----------------
                     Total Investments (Cost--$2,812,321,872).......................... $  3,077,070,056
                                                                                        ----------------
CASH AND OTHER ASSETS LESS LIABILITIES (36.0%).........................................     (681,468,862)
                                                                                        ----------------
REMARKETED PREFERRED STOCK
  ($.001 par value per share; 100,000,000 shares authorized and 5,000 shares issued and
  outstanding; liquidation preference $100,000 per share)..............................     (500,000,000)
                                                                                        ----------------
NET ASSETS APPLICABLE TO COMMON STOCK
  (equivalent to $8.54 per share of common stock based on 221,966,221 shares of common stock outstanding; authorized 250,000,000 shares).................................... $  1,895,601,194
                                                                                        ================

    The accompanying notes are an integral part of the financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2005


#  This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.
--------
(1)The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

(2)At December 31, 2004, the Fund's most recent fiscal tax year end, based on a tax cost of investments of $2,776,340,015, the Fund had gross unrealized appreciation of $365,962,302 and unrealized depreciation of $32,560,868.

ITEM 2. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        Exhibit 99. CERT   Certifications pursuant to Section 302 of the
                           Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               DNP SELECT INCOME FUND INC.


By (Signature and Title)   /s/ Nathan I. Partain
                           -----------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Nathan I. Partain
                           -----------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       May 31, 2005


By (Signature and Title)   /s/ Joseph C. Curry, Jr.
                           -----------------------------------------
                           Joseph C. Curry, Jr.
                           Vice President and Treasurer

Date                       May 31, 2005